FORM 5500 SCHEDULE H, PART IV, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - The Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	82-3123161
Plan number	001
Less: Cumulative deemed distributions of participant loans	$ (170,016)	$ (347,005)
NOTES RECEIVABLE FROM PARTICIPANTS, NET OF $170,016 IN DEEMED DISTRIBUTIONS (1)	6,079,737
TOTAL	$ 670,953,269
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: Common/Collective Trusts, BlackRock Institutional Trust Co NA, Total Return Bond Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,482,458
Investment, Identifier [Axis]: Common/Collective Trusts, Fidelity Management Trust Company, Growth Company Commingled Pool A
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	118,237,299
Investment, Identifier [Axis]: Common/Collective Trusts, Loomis Sayles Trust Company, LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,863,609
Investment, Identifier [Axis]: Common/Collective Trusts, Reliance Trust Company, Legal & General MSCI EAFE Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,006,026
Investment, Identifier [Axis]: Common/Collective Trusts, Reliance Trust Company, Legal & General Russell 3000 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	43,154,236
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2020 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,822,667
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2025 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,007,275
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2030 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	58,925,156
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2035 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	62,192,328
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2040 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,550,068
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2045 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	47,793,850
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2050 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	45,329,388
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2055 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,885,900
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2060 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,810,501
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2065 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,116,518
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement 2070 Fund Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,070,259
Investment, Identifier [Axis]: Common/Collective Trusts, Vanguard Fiduciary Trust, Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,375,227
Investment, Identifier [Axis]: Interest-bearing Cash | Vanguard | Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,535,153
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,557,359
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments Institutional Operations Company, LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,122,023
Investment, Identifier [Axis]: Mutual Funds | Oakmark
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,907,489
Investment, Identifier [Axis]: Mutual Funds | The Vanguard Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,414,476
Investment, Identifier [Axis]: Mutual Funds | Victory Capital
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,545,030
Investment, Identifier [Axis]: Stable Value Funds, Fidelity Management Trust Company, Managed Income Portfolio II, Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,786,984
Investment, Identifier [Axis]: nVent Electric plc | Ordinary shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	29,922,559
Investments valued at NAV- common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	534,622,765
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	61,546,377
Stable Value Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,786,984
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,535,153
nVent Electric plc ordinary shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	29,922,559
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 12,459,694